Malta Grant (Details)		3 Months Ended		12 Months Ended
	Jan. 25, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 25, 2022 EUR (€)	Jan. 25, 2022 USD ($)	Jul. 31, 2020 EUR (€)	Jul. 31, 2020 USD ($)
Malta Grant
Maximum amount grant								€ 200,000	$ 251,000
Requirement of initial capital amount								50,000	62,000
Reimbursement of grant for initial capital amount								50,000	62,000
Remaining reimbursement amount of grant for operating expenses incurred up to 12 Months from incorporation								150,000	190,000
Expenses incurred for grant				$ 0	$ 0
Percentage of aid intensity to cover eligible wage cost	75.00%
Malta Grant Agreement
Malta Grant
Maximum amount grant						€ 100,000	$ 107,000	200,000	251,000
Requirement of initial capital amount								50,000	62,000
Reimbursement of grant for initial capital amount								50,000	62,000
Remaining reimbursement amount of grant for operating expenses incurred up to 12 Months from incorporation								€ 150,000	$ 190,000
Expenses incurred for grant	$ 0	$ 0	$ 0
Estimated amount of grant						€ 136,568	$ 146,493
Percentage of aid intensity to cover eligible wage cost	75.00%
Amounts received from grants		$ 0